Stockholders' Deficit (Details) (USD $)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Settlement Of Accounts Payable [Member]	Dec. 31, 2011 Third Parties [Member]	Dec. 31, 2011 Third Parties Future Services [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Settlement Of Accounts Payable [Member]	Dec. 31, 2011 Minimum [Member] Third Parties [Member]	Dec. 31, 2011 Minimum [Member] Third Parties Future Services [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Settlement Of Accounts Payable [Member]	Dec. 31, 2011 Maximum [Member] Third Parties [Member]	Dec. 31, 2011 Maximum [Member] Third Parties Future Services [Member]	Mar. 31, 2012 Convertible Debt [Member]	Jun. 30, 2012 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]	Jun. 30, 2012 Convertible Debt [Member] Minimum [Member]	Dec. 31, 2011 Convertible Debt [Member] Minimum [Member]	Jun. 30, 2012 Convertible Debt [Member] Maximum [Member]	Dec. 31, 2011 Convertible Debt [Member] Maximum [Member]	Jun. 30, 2012 Secured Debt [Member]	Dec. 31, 2011 Secured Debt [Member]	Jun. 30, 2012 Secured Debt [Member] Minimum [Member]	Dec. 31, 2011 Secured Debt [Member] Minimum [Member]	Jun. 30, 2012 Secured Debt [Member] Maximum [Member]	Dec. 31, 2011 Secured Debt [Member] Maximum [Member]
Conversion of debt, quantity																		209,732,083	254,061,743					37,576,155	40,277,378
Issuance of common stock (in shares)	0			54,545,896		4,000,000											267,308,200
Forbearance of agreement terms, quantity	55,196,604
Extension Of Debt Maturity Date, quantity		9,375,000
Cash and warrants, quantity	32,000,000	82,000,000
Services - rendered, quantity					46,521,157
Executive compensation, quantity	444,548,916
Stock issued for future services, quantity	12,621,411
Cancelled shares, quantity		(3,500,000)
Conversion of Series C, preferred stock to common stock, quantity	19,000,000
Total, quantity	810,675,169	487,281,174
Conversion of debt, valuation																		$ 950,739	$ 4,268,857					$ 469,683	$ 857,952
Issuance of common stock				3,646,719		214,250
Forbearance of agreement terms, valuation	918,432
Extension Of Debt Maturity Date, valuation		161,250
Cash and warrants, valuation	285,760	875,000
Services - rendered, valuation					1,199,844
Executive compensation, valuation	4,667,764		5,300,000
Stock issued for future services, valuation	200,000
Conversion of Series C, preferred stock to common stock, valuation	614,984
Total, valuation	8,107,362	11,223,872
Conversion of debt, loss on settlement																		61,124						289,897
Forbearance of agreement terms, loss on settlement	0
Cash and warrants, loss on settlement	0
Executive compensation, loss on settlement	0
Stock Issued During Period Value Issued For Services Loss On Settlement	0
Conversion of Series C, preferred stock to common stock, loss on settlement	614,984
Total, loss on settlement	$ 966,005
Conversion of debt, range of value per share																				$ 0.003	$ 0.0095	$ 0.10	$ 0.10			$ 0.05	$ 0.0095	$ 0.06	$ 0.016
Issuance of common stock range of value per share									$ 0.03		$ 0.05			$ 0.12		$ 0.08
Forbearance of agreement terms, range of value per share							$ 0.03					$ 0.12
Extension Of Debt Maturity Date Price Per Share								$ 0.017					$ 0.02
Cash and warrants, range of value per share	$ 0.0089	$ 0.03
Services - rendered, range of value per Share										0.00					1.15
Executive compensation, range of value per share	$ 0.0105
Stock Issued During Period Value Issued For Services Range Of Value Per Share							$ 0.0115	$ 0.05				$ 0.025	$ 0.08
Cancelled shares, range of value per Share		$ 0.03
Conversion of Series C, preferred stock to common stock, range of value per share	$ 0.0324
Total, range of value per share							$ 0.0035	$ 0.00				$ 0.0324	$ 1.15